Reporting Entity (Details) - 12 months ended Dec. 31, 2022	AUD ($)	USD ($)
Disclosure of Reporting Entity [Abstract]
Net loss	$ 13,862,503
Cash used for operating activities	$ 17,850,642
Accumulated losses (in Dollars)		$ 49,784,862